Average Annual Total Returns{- Templeton Developing Markets VIP Fund} - FTVIP Class 1-62 - Templeton Developing Markets VIP Fund	Class 1 Return Before Taxes Past 1 year	Class 1 Return Before Taxes Past 5 years	Class 1 Return Before Taxes Past 10 years	MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year		MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years		MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years		MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	17.39%	15.85%	3.91%	18.31%	[1]	12.80%	[1]	3.63%	[1]	18.69%	[1]	13.21%	[1]	4.00%	[1]

[1]

1. The MSCI Emerging Markets Index-NR is replacing the MSCI Emerging Markets Index as the Fund’s benchmark because the investment manager believes the MSCI Emerging Markets Index-NR provides a more consistent basis for comparison relative to the Fund's peers.